Annual Total Returns[BarChart] - Nationwide Destination 2035 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.78%)	15.05%	22.77%	4.18%	(2.11%)	9.44%	16.07%	(8.18%)	22.52%	12.62%